Trade and Miscellaneous Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Trade and Miscellaneous Receivables and Other Current Assets

NOTE 13—TRADE AND MISCELLANEOUS RECEIVABLES AND OTHER CURRENT ASSETS

Trade and miscellaneous receivables and other current assets fell by 253 million euros compared to December 31, 2017. The figure breaks down as follows.

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Amounts due on construction contracts	(a	)	55		34

Trade receivables
Receivables from customers			2,290	2,290	2,528	2,528
Receivables from other telecommunications operators			1,037	1,037	972	972

	(b	)	3,327	3,327	3,500	3,500

Miscellaneous receivables (current)
Other receivables	(c	)	424	125	645	154
Other current assets
Activities deriving from contracts (Contract Assets)			46	46
Deferred contract costs			634
Other cost deferrals			220
Trade and miscellaneous prepaid expenses					780

	(d	)	900	46	780	—

Total			4,706	3,498	4,959	3,654

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

The impacts caused by the adoption of IFRS 9 and IFRS 15 are summarized below:

		As of December 31, 2017	Adoption of new standards			As of January 1, 2018
			IFRS 15 reclassifications	IFRS 9 adjustments	IFRS 15 adjustments
		(millions of euros)
Amounts due on construction contracts	(a)	34	—	—	—	34
Trade receivables
Receivables from customers		2,528	—	(141)	—	2,387
Receivables from other telecommunications operators		972	—	(6)	—	966

	(b)	3,500	—	(147)	—	3,353
Miscellaneous receivables (current)
Other receivables	(c)	645	—	—	—	645
Other current assets
Activities deriving from contracts (Contract Assets)		—	—	—	35	35
Deferred contract costs		—	594	—	(53)	541
Other cost deferrals		—	246	—	—	246
Trade and miscellaneous prepaid expenses		780	(780)	—	—	—

	(d)	780	60	—	(18)	822

Total	(a+b+c+d)	4,959	60	(147)	(18)	4,854

For more detailed information on the impacts caused by the adoption of IFRS 9 and IFRS 15, please refer to the Note “Accounting Standards”.

The analyses of the aging of trade and miscellaneous receivables at December 31, 2018 and 2017 are provided below:

				Overdue:
	As of December 31, 2018	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,498	2,715	783	175	134	158	316

				Overdue:
	As of December 31, 2017	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,654	2,781	873	300	178	188	207

Overdue receivables fell by 66 million euros compared to December 31, 2017. The main contributors to this decrease are TIM S.p.A. (73 million euros) and Olivetti S.p.A. (14 million euros), while for the Brazil Business Unit there was an increase of 25 million euros, net of a negative exchange rate effect for approximately 54 million euros.

Overdue receivables fell by 90 million euros compared to December 31, 2017 of which 62 million euros refer to TIM S.p.A.. The Brazil Business Unit also showed a drop, equal to 3 million euros and net of a negative exchange difference of approximately 15 million euros.

The growth of receivables overdue by more than 365 days is mainly attributable to the Parent’s greater receivables with other telecommunications operators.

Trade receivables amounted to 3,327 million euros (3,500 million euros at December 31, 2017) and are stated net of the provision for bad debts of 769 million euros (597 million euros at December 31, 2017). They included 39 million euros (43 million euros at December 31, 2017) of medium/long-term receivables, principally in respect of agreements for the sale of Indefeasible Rights of Use (IRU).

Trade receivables mainly related to TIM S.p.A. (2,268 million euros) and to the Brazil Business Unit (669 million euros).

Movements in the provision for bad debts were as follows:

	2018	2017
	(millions of euros)
At January 1	597	648
Effects of IFRS 9 adoption	147
Provision charges to the income statement	320	242
Utilization and decreases	(281)	(278)
Exchange differences and other changes	(14)	(15)

At December 31	769	597

The application of the new standard IFRS 9 (Financial Instruments) resulted in the recognition at January 1, 2018 of 147 million euros of higher write-downs for expected credit losses on trade receivables, due to the introduction of the expected credit loss model as per IFRS 9, replacing the incurred loss model required by IAS 39.

Miscellaneous receivables (current) refer to other receivables amounting to 424 million euros (645 million euros at December 31, 2017) and were net of a provision for bad debts of 52 million euros (54 million euros at December 31, 2017). Details are as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Advances to suppliers	24	69
Receivables from employees	11	12
Tax receivables	87	135
Receivables for grants from the government and public entities	91	207
Sundry receivables	211	222

Total	424	645

Tax receivables included, inter alia, 70 million euros relating to the Brazil Business Unit, largely with reference to local indirect taxes, and 3 million euros relating to the Domestic Business Unit, partly represented by tax return credits, other tax credits, and the VAT receivable on the purchase of cars and related accessories for which refunds were requested under Italian Decree Law 258/2006, converted with amendments by Italian Law 278/2006.

Receivables for grants from the government and public entities (91 million euros) referred mainly to the Ultra-Broadband-UBB and Broadband-BB projects. The grants are recognized to the income statement when the related plants become ready for use.

Sundry receivables mainly included:

•	receivables for with-recourse assignments to other factoring companies (60 million euros);

•	receivables from social security and assistance agencies due to TIM S.p.A. (23 million euros);

•	miscellaneous receivables due to TIM S.p.A. from other licensed TLC operators (42 million euros).

Other current assets included:

•

Contract assets: the item, totaling 35 million euros, was introduced at January 1, 2018 in light of the adoption of IFRS 15 due to early recognition of revenues for those contracts including performance obligations with different recognition time schedules (such as bundled goods and services) in which the goods (recognized “at point in time”) are sold at a discounted price or for those contracts that include a discount for a time period under the minimum contractual term. Contract Assets amounted to 46 million euros at December 31, 2018 and are stated net of the relevant provision of 3 million euros for bad debts. The increase of the year, due to early recognition of revenues with resulting recognition of the Contract Asset, is associated with the recognition of bundle offers of goods and services entailing giving the customer a discount for a period less than the minimum contractual term (usually 6 or 12 months in 24-month contracts), and with the contractual amendments introduced following changes in pricing, for new subscribed services and discounts granted to customers.

•

Deferred contract costs amounted to 634 million euros and mainly refer to the deferral of costs connected with the activation and acquisition of new contracts with customers (which at December 31, 2017 were classified as Trade and miscellaneous prepaid expenses).

Under previous accounting policies, contract costs (incremental costs of obtaining a contract and costs to fulfill a contract) were capitalized or deferred and recognized in the income statement on the basis of the expected duration of the contract and the type of customer. That approach is substantially confirmed under IFRS 15, with the exception of the reclassification of subscriber acquisition costs (SACs) connected to contracts with lock-in clauses from intangible assets, equal, at January 1, 2018, to 110 million euros (of which 60 million euros short-term). Contract costs from the activation of the phone service are deferred throughout the expected life of the relationship with the customer, taking also into account the reasonable expectations of cash flows arising from these services. The average expected duration at December 31, 2018 was 3 years for mobile business and 7 years for fixed business.

For additional details on the deferred contract costs and their movement during the year, please refer to the Note ”Miscellaneous receivables and other non-current assets”.

•	Other cost deferrals relating:

•

to the Parent, primarily for deferred costs connected with rent payments (59 million euros), building leases (17 million euros), insurance premiums (5 million euros) and maintenance fees (2 million euros);

•	to INWIT S.p.A. for 24 million euros in advance lease payments;

•	to the Brazil Business Unit, mainly relating to marketing and insurance premiums for approximately 17 million euros.

•

Trade and miscellaneous prepaid expenses, no longer present at December 31, 2018 as included in the previous items; trade and miscellaneous prepaid expenses totaled 780 million euros at December 31, 2017. The item referred mainly to the Parent and referred to cost deferrals for the activation and acquisition of new contracts with customers, building leases, rent and maintenance, and insurance premiums.